UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2019 to December 31, 2019

Date of Report (Date of earliest event reported): January 21, 2020

Commission File Number of securitizer: 025-01523

Central Index Key Number of securitizer: 0001599202

GSRAN-Z LLC 1

(Exact name of securitizer as specified in its charter)

John E. Ramsey, Chief Executive Officer, (404) 604-3015

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☒

[1]

GSRAN-Z LLC is filing this Form ABS-15G in respect of all asset-backed securities as to which it or any affiliate thereof was a securitizer during the reporting period, including InVesta Funding, LLC, Deed Co, LLC, GSRAN, LLC, WMAC 2014, LLC and NR DEED, LLC.

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

GSRAN-Z LLC (Securitizer)
By:	/s/ John E. Ramsey
Name:	John E. Ramsey
Title:	Chief Executive Officer

Date January 21, 2020